Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	$ 1,208	$ (7,375)
Five Percent Increase Effect On Net Income Loss And Equity	604	(3,687)
Five Percent Decrease Effect On Net Income Loss And Equity	(604)	3,687
Ten Percent Decrease Effect On Net Income (Loss) And Equity	(1,208)	7,375
Shekel/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	43	(1,094)
Five Percent Increase Effect On Net Income Loss And Equity	22	(547)
Five Percent Decrease Effect On Net Income Loss And Equity	(22)	547
Ten Percent Decrease Effect On Net Income (Loss) And Equity	(43)	1,094
Dollar/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	(15,855)
Five Percent Increase Effect On Net Income Loss And Equity	(7,928)
Five Percent Decrease Effect On Net Income Loss And Equity	7,928
Ten Percent Decrease Effect On Net Income (Loss) And Equity	15,855
Cpi Linked Member
Disclosure of risk management strategy related to hedge accounting [line items]
Two Percent Increase Effect On Net Income Loss And Equity	(6,114)	(6,306)
One Percent Increase Effect On Net Income Loss And Equity	(3,058)	(3,153)
One Percent Decrease Effect On Net Income Loss And Equity	3,058	3,153
Two Percent Decrease Effect On Net Income Loss And Equity	$ 6,114	$ 6,306